Revenues (Tables)	12 Months Ended
Dec. 31, 2018
Revenues [Abstract]
Changes in Contract Assets and Contract Liabilities
The following table presents changes in the Company’s contract assets and liabilities during the years ended December 31, 2018 and 2017 (in CHF thousands):

	Balance at the beginning of the reporting period	Additions	Deductions	Balance at the end of the reporting period
Twelve months ended December 31, 2018:
Accrued Income	2,799	5,846	(4,978)	3,667
Deferred Income	355	1,533	(1,537)	351

Twelve months ended December 31, 2017:
Accrued Income	889	3,813	(1,903)	2,799
Deferred Income	521	1,250	(1,416)	355

Revenues
During the years ended December 31, 2018 and 2017, the Company recognized the following revenues as a result of changes in the contract asset and the contract liability balances in the respective periods (in CHF thousands):

	For the Years Ended December 31,
Revenues recognized in the period from:	2018	2017
Amounts included in the contract liability at the beginning of the period	1,551	1,401

The following tables provide contract revenue amounts by year indicated included in the Company's accompanying financial statements attributable to transactions arising from its licensing arrangements.

	For the Years Ended December 31,
in CHF thousands, by partner	2018	2017	2016
Genentech	—	14,000	14,001
Janssen	2,157	1,239	6,628
Life Molecular Imaging	—	1,080	7
Biogen	4,024	3,930	2,100
Other	1,013	6	478
Total contract revenue	7,194	20,255	23,214